IXIS U.S. DIVERSIFIED PORTFOLIO
           (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND) (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION "FUND FEES & EXPENSES" OF THE IXIS ADVISOR EQUITY FUNDS CLASSES A, B AND C PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ----------------------------------
                        IXIS U.S. DIVERSIFIED PORTFOLIO *
----------------------- ----------------------------------
----------------------- ---------- ----------- -----------
                         CLASS A    CLASS B     CLASS C
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Management fees           0.90%      0.90%       0.90%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Distribution and/or
service (12b-1) fees      0.25%     1.00%**     1.00%**
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Other expenses+           0.51%      0.51%       0.51%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Total annual fund
operating expenses        1.66%      2.41%       2.41%
----------------------- ---------- ----------- -----------

* Expense information in the table has been restated to reflect current fees and expenses.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
+ Other expenses have been restated to reflect contractual changes to the Transfer Agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- --------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
1 year               $734      $ 744     $ 244      $ 344     $ 244
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
3 years           $ 1,068    $ 1,051     $ 751      $ 751     $ 751
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
5 years           $ 1,425    $ 1,485   $ 1,285    $ 1,285   $ 1,285
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
10 years**        $ 2,427    $ 2,561   $ 2,561    $ 2,746   $ 2,746
---------------- --------- ---------- --------- ---------- ---------

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
*    Reflects current fees and expenses.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.





                                                                      SP260-0605

                         IXIS U.S. DIVERSIFIED PORTFOLIO
           (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND) (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Advisor Equity Funds Class Y Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.


EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE IN THE "FUND FEES & EXPENSES" SECTION OF THE PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------- -------------------------
                                   IXIS U.S. DIVERSIFIED
                                         PORTFOLIO*
--------------------------------- -------------------------
-----------------------------------------------------------
                                         CLASS Y
-----------------------------------------------------------
-----------------------------------------------------------
Management fees                           0.90%
-----------------------------------------------------------
-----------------------------------------------------------
Distribution and/or service               0.00%
(12b-1) fees
-----------------------------------------------------------
-----------------------------------------------------------
Other expenses+                           0.29%
-----------------------------------------------------------
-----------------------------------------------------------
Total annual fund operating               1.19%
expenses
-----------------------------------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.
+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------

---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $121
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $378
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $654
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1,443
---------------- ---------------------------------------------------

                         * Reflects current fees and expenses.


                                                                      SP263-0605

                         IXIS U.S. DIVERSIFIED PORTFOLIO
           (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND) (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus and IXIS Advisor Equity Funds Class Y Prospectus, each dated May 1, 2005, each as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION"FUND FEES & EXPENSES" OF EACH PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

IXIS ADVISOR EQUITY FUNDS CLASSES A, B AND C PROSPECTUS

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ----------------------------------
                        IXIS U.S. DIVERSIFIED PORTFOLIO *
----------------------- ----------------------------------
----------------------- ---------- ----------- -----------
                         CLASS A    CLASS B     CLASS C
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Management fees           0.90%      0.90%       0.90%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Distribution and/or
service (12b-1) fees      0.25%     1.00%**     1.00%**
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Other expenses+           0.51%      0.51%       0.51%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Total annual fund
operating expenses        1.66%      2.41%       2.41%
----------------------- ---------- ----------- -----------

* Expense information in the table has been restated to reflect current fees and expenses.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
+ Other expenses have been restated to reflect contractual changes to the Transfer Agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- --------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
1 year               $734      $ 744     $ 244      $ 344     $ 244
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
3 years           $ 1,068    $ 1,051     $ 751      $ 751     $ 751
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
5 years           $ 1,425    $ 1,485   $ 1,285    $ 1,285   $ 1,285
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
10 years**        $ 2,427    $ 2,561   $ 2,561    $ 2,746   $ 2,746
---------------- --------- ---------- --------- ---------- ---------

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
*    Reflects current fees and expenses.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS ADVISOR EQUITY FUNDS CLASS Y PROSPECTUS

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------- -------------------------
                                   IXIS U.S. DIVERSIFIED
                                         PORTFOLIO*
--------------------------------- -------------------------
-----------------------------------------------------------
                                         CLASS Y
-----------------------------------------------------------
-----------------------------------------------------------
Management fees                           0.90%
-----------------------------------------------------------
-----------------------------------------------------------
Distribution and/or service               0.00%
(12b-1) fees
-----------------------------------------------------------
-----------------------------------------------------------
Other expenses+                           0.29%
-----------------------------------------------------------
-----------------------------------------------------------
Total annual fund operating               1.19%
expenses
-----------------------------------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.
+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------

---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $121
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $378
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $654
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1443
---------------- ---------------------------------------------------

                         * Reflects current fees and expenses.

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                                  (the "Funds")

Supplement dated June 16, 2005 to the IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005, as may be supplemented from time to time

On May 20, 2005, the Board of Trustees the of IXIS Advisor Funds approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the amount of total annual fund operating expenses to 1.05%, 1.80% and 1.80% of the Loomis Sayles Core Plus Bond Fund's average net assets for Classes A, B, and C shares, respectively; to 1.45%, 2.20% and 2.20% of the Loomis Sayles High Income Fund's average net assets for Classes A, B, and C shares, respectively; and to 1.15% and 1.90% of the Loomis Sayles Massachusetts Tax Free Income Fund's average net assets for Classes A and B shares, respectively, effective from July 1, 2005 through January 31, 2006.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION"FUND FEES & EXPENSES" OF THE PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES HIGH INCOME FUND AND LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME
FUND:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ------------------------------------ ------------------------------------------- -----------------------
                              CORE PLUS BOND FUND++1                     HIGH INCOME FUND++5              MASSACHUSETTS TAX FREE
                                                                                                              INCOME FUND++3
----------------------- ------------------------------------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
                         CLASS A      CLASS B     CLASS C      CLASS A         CLASS B        CLASS C      CLASS A     CLASS B
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
Management fees           0.42%        0.42%       0.42%        0.60%           0.60%          0.60%        0.60%       0.60%
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
Distribution and/or       0.25%       1.00%*       1.00%*       0.25%           1.00%*         1.00%*       0.25%      1.00%*
service (12b-1) fees**
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
Other expenses+           0.55%        0.55%       0.55%        0.78%           0.78%          0.78%        0.34%       0.34%
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
Total annual fund
operating expenses        1.22%        1.97%       1.97%        1.63%           2.38%          2.38%        1.19%       1.94%
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
Fee Waiver and/or
Expense Reimbursement
                          0.17%        0.17%       0.17%        0.18%           0.18%          0.18%        0.04%       0.04%
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------
Net Expenses              1.05%        1.80%       1.80%        1.45%           2.20%          2.20%        1.15%       1.90%
----------------------- ----------- ------------ ----------- ------------- ----------------- ----------- ------------ ----------

+ Other expenses have been restated to reflect contractual changes to transfer agency fees for the Funds effective January 1, 2005.

++ Expense information in the table has been restated to reflect current fees and expenses.
* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
** Each class of Fund shares pays an annual service fee of 0.25% of its average daily net assets.


1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.05%, 1.80%, and 1.80% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

3 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.15% and 1.90% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect through January 31, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

5 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.45%, 2.20%, and 2.20% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.


EXAMPLE*

-------------- ------------------------------------------- ------------------------------------------------ ------------------------
                          CORE PLUS BOND FUND                             HIGH INCOME FUND                   MASSACHUSETTS TAX FREE
                                                                                                                   INCOME FUND
-------------- ------------------------------------------- ------------------------------------------------ ------------------------
------------------------------------------------------------------------------------------------------------------------------------
               CLASS        CLASS             CLASS         CLASS            CLASS              CLASS       CLASS         CLASS
                  A           B                 C             A                B                  C           A             B
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                         (1)      (2)     (1)      (2)                  (1)        (2)       (1)     (2)              (1)      (2)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
1 year          $552     $683    $183     $283     $183      $591       $723       $223     $323    $223     $537     $693     $193
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
3 years         $804     $902    $602     $602     $602      $924      $1,025      $725     $725    $725     $783     $905     $605
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
5 years        $1,075   $1,247  $1,047   $1,047   $1,047    $1,280     $1,454     $1,254   $1,254  $1,254   $1,048   $1,243   $1,043
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
10 years**     $1,846   $2,088  $2,088   $2,282   $2,282    $2,281     $2,516     $2,516   $2,703  $2,703   $1,803   $2,067   $2,067
------------------------------------------------------------------------------------------------------------------------------------

(1)      Assumes redemption at end of period.
(2)      Assumes no redemption at end of period.
* The example is based on the net expenses shown above for the Core Plus Bond Fund, High Income Fund and Massachusetts Tax Free Income Fund for the 1-year period illustrated in the Example and on the total annual operating expenses for the remaining years.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

                                                                      SP261-0605

                        LOOMIS SAYLES CORE PLUS BOND FUND
                                  (the "Fund")

Supplement dated June 16, 2005 to the IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the amount of the Loomis Sayles Core Plus Bond Fund's total annual fund operating expenses to 0.80% of the Fund's average net assets for Class Y, effective July 1, 2005 through January 31, 2006.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION"FUND FEES & EXPENSES" OF THE IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS CLASS Y PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES CORE PLUS BOND FUND:

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------------------- ------------------------------
                                        CORE PLUS BOND
                                            FUND*1
-------------------------------- ------------------------------
-------------------------------- ------------------------------
                                            CLASS Y
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Management fees                              0.42%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Other expenses+                              0.56%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Total annual fund operating                  0.98%
expenses
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Fee Waiver and/or Expense                    0.18%
Reimbursement
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Net Expenses                                 0.80%
-------------------------------- ------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.

+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.80% of the Fund's average daily net assets for Class Y. This undertaking is in effect through January 31,, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

EXAMPLE*

---------------- ---------------------------------------------------
                                CORE PLUS BOND FUND
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y+
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $82
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $294
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $524
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1,185
---------------- ---------------------------------------------------

+    Reflects current fees and expenses.
* The example is based on the net expense shown above for the Core Plus Bond Fund for the 1-year period illustrated in the Example and on the total annual fund operating expenses for the remaining years.

                                                                      SP262-0605